Note 11 - Income Taxes (Details Textual) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Unused tax losses for which no deferred tax asset recognised	$ 20.4	$ 19.0	$ 13.6